Cash and cash equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and cash equivalents
Cash at bank and in hand	£ 80,620	£ 51,539	£ 100,856